INDEBTEDNESS - Schedule of Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Other indebtedness	$ 37.3	$ 18.0
Less: short-term debt	28.0	6.0
Debt Instrument [Line Items]
Less: deferred financing fees	(5.2)	0.0
Total debt	1,032.1	18.0
Current maturities of long-term debt	10.3	1.7
Total long-term debt	993.8	10.3
Capital lease obligations
Short-term Debt [Line Items]
Other indebtedness	9.3	12.0
Purchase card program
Short-term Debt [Line Items]
Other indebtedness	23.6	0.0
Term loan
Debt Instrument [Line Items]
Long-term debt	$ 400.0	0.0
Percentage of face amount repayable annually	5.00%
Senior notes | 6.875% senior notes, due in August 2017
Debt Instrument [Line Items]
Long-term debt	$ 600.0	$ 0.0